JPMorgan Mid Cap Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited)

Investments	Shares (000)	Value ($000)

COMMON STOCKS — 97.2%
Aerospace & Defense — 0.5%
HEICO Corp., Class A	343	43,450

Airlines — 1.2%
Delta Air Lines, Inc. *	2,476	97,959

Banks — 2.5%
East West Bancorp, Inc.	732	57,851
First Republic Bank	320	51,904
Signature Bank	182	53,551
SVB Financial Group *	83	46,222

		209,528

Beverages — 1.2%
Constellation Brands, Inc., Class A	443	102,124

Biotechnology — 5.9%
Agios Pharmaceuticals, Inc. * (a)	1,141	33,203
Alnylam Pharmaceuticals, Inc. *	622	101,501
Exact Sciences Corp. * (a)	1,048	73,241
Exelixis, Inc. *	2,443	55,381
Horizon Therapeutics plc *	1,173	123,358
Natera, Inc. *	802	32,641
Neurocrine Biosciences, Inc. *	509	47,700
Seagen, Inc. *	210	30,265

		497,290

Building Products — 2.4%
Advanced Drainage Systems, Inc.	357	42,370
Trane Technologies plc	903	137,827
Trex Co., Inc. *	315	20,572

		200,769

Capital Markets — 6.4%
Affiliated Managers Group, Inc.	287	40,453
Ares Management Corp.	1,049	85,170
LPL Financial Holdings, Inc.	619	113,024
MarketAxess Holdings, Inc.	132	44,804
Morningstar, Inc.	195	53,241
MSCI, Inc.	189	94,843
S&P Global, Inc.	177	72,467
Tradeweb Markets, Inc., Class A	486	42,687

		546,689

Commercial Services & Supplies — 1.8%
ACV Auctions, Inc., Class A * (a)	728	10,781
Copart, Inc. *	1,153	144,667

		155,448

Communications Equipment — 2.0%
Arista Networks, Inc. *	854	118,675
F5, Inc. *	248	51,882

		170,557

Construction & Engineering — 1.7%
Quanta Services, Inc.	1,069	140,717

Diversified Consumer Services — 0.9%
Bright Horizons Family Solutions, Inc. *	559	74,187

Electrical Equipment — 2.1%
AMETEK, Inc.	658	87,619
Generac Holdings, Inc. *	298	88,653

		176,272

Electronic Equipment, Instruments & Components — 2.9%
Keysight Technologies, Inc. *	514	81,229
Littelfuse, Inc.	144	35,915
Trimble, Inc. *	702	50,649
Zebra Technologies Corp., Class A *	196	81,168

		248,961

Energy Equipment & Services — 0.4%
Baker Hughes Co.	868	31,593

Entertainment — 1.7%
ROBLOX Corp., Class A * (a)	527	24,345
Roku, Inc. *	351	43,932
Take-Two Interactive Software, Inc. *	503	77,393

		145,670

Health Care Equipment & Supplies — 6.3%
Cooper Cos., Inc. (The)	200	83,643
Dexcom, Inc. *	317	162,228
Hologic, Inc. *	1,006	77,304
IDEXX Laboratories, Inc. *	83	45,515
Insulet Corp. *	342	90,999
ResMed, Inc.	300	72,802

		532,491

Health Care Providers & Services — 4.2%
Acadia Healthcare Co., Inc. *	981	64,280
Amedisys, Inc. *	398	68,503
Centene Corp. *	1,548	130,293
McKesson Corp.	315	96,462

		359,538

Health Care Technology — 0.4%
Teladoc Health, Inc. * (a)	438	31,587

Hotels, Restaurants & Leisure — 5.5%
Aramark	1,981	74,474
Booking Holdings, Inc. *	15	34,053
Chipotle Mexican Grill, Inc. *	74	116,754
Hilton Worldwide Holdings, Inc. *	1,029	156,155
Royal Caribbean Cruises Ltd. *	986	82,607

		464,043

Household Durables — 1.6%
Garmin Ltd.	448	53,177
Helen of Troy Ltd. *	423	82,840

		136,017

JPMorgan Mid Cap Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)

Insurance — 1.0%
Progressive Corp. (The)	741	84,501

Interactive Media & Services — 1.6%
Bumble, Inc., Class A *	2,076	60,155
Match Group, Inc. *	669	72,787

		132,942

Internet & Direct Marketing Retail — 0.3%
Chewy, Inc., Class A * (a)	601	24,505

IT Services — 4.1%
Global Payments, Inc.	508	69,460
Globant SA *	357	93,428
MongoDB, Inc. * (a)	258	114,224
Okta, Inc. *	364	55,010
Remitly Global, Inc. * (a)	2,010	19,840

		351,962

Life Sciences Tools & Services — 3.3%
Agilent Technologies, Inc.	1,038	137,359
Maravai LifeSciences Holdings, Inc., Class A *	1,383	48,794
Mettler-Toledo International, Inc. *	68	93,102

		279,255

Machinery — 1.9%
Ingersoll Rand, Inc.	1,529	76,961
ITT, Inc.	656	49,323
Toro Co. (The)	433	37,017

		163,301

Metals & Mining — 0.7%
Freeport-McMoRan, Inc.	1,186	58,972

Oil, Gas & Consumable Fuels — 2.4%
Cheniere Energy, Inc.	686	95,072
EOG Resources, Inc.	923	110,002

		205,074

Pharmaceuticals — 2.3%
Catalent, Inc. *	752	83,408
Jazz Pharmaceuticals plc *	423	65,797
Royalty Pharma plc, Class A	1,253	48,821

		198,026

Professional Services — 1.3%
Equifax, Inc.	448	106,150

Road & Rail — 2.0%
Lyft, Inc., Class A *	2,030	77,962
Old Dominion Freight Line, Inc.	296	88,305

		166,267

Semiconductors & Semiconductor Equipment — 6.6%
Advanced Micro Devices, Inc. *	497	54,376
Entegris, Inc.	904	118,669
Marvell Technology, Inc.	1,144	82,000
SolarEdge Technologies, Inc. *	486	156,768
Teradyne, Inc.	805	95,116
Wolfspeed, Inc. * (a)	505	57,511

		564,440

Software — 13.4%
Bill.com Holdings, Inc. *	222	50,438
Cadence Design Systems, Inc. *	682	112,212
Confluent, Inc., Class A *	918	37,628
Crowdstrike Holdings, Inc., Class A *	566	128,528
Datadog, Inc., Class A *	371	56,165
Five9, Inc. *	420	46,335
Gitlab, Inc., Class A * (a)	153	8,322
HubSpot, Inc. *	235	111,468
Palo Alto Networks, Inc. * (a)	394	245,145
Synopsys, Inc. *	380	126,744
Trade Desk, Inc. (The), Class A *	1,615	111,866
Unity Software, Inc. *	349	34,614
Zscaler, Inc. *	306	73,928

		1,143,393

Specialty Retail — 3.8%
Burlington Stores, Inc. *	378	68,897
CarMax, Inc. *	403	38,910
National Vision Holdings, Inc. *	942	41,030
O’Reilly Automotive, Inc. *	93	63,633
Tractor Supply Co.	474	110,594

		323,064

Textiles, Apparel & Luxury Goods — 0.6%
Lululemon Athletica, Inc. *	143	52,374

Trading Companies & Distributors — 0.3%
Air Lease Corp.	592	26,451

TOTAL COMMON STOCKS (Cost $6,303,245)		8,245,567

SHORT-TERM INVESTMENTS — 5.3%
INVESTMENT COMPANIES — 3.0%
JPMorgan Prime Money Market Fund Class IM Shares, 0.32% (b) (c) (Cost $257,029)	256,989	257,041

INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED — 2.3%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 0.30% (b) (c)	171,974	171,836
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.26% (b) (c)	24,597	24,597

TOTAL INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED (Cost $196,473)		196,433

TOTAL SHORT-TERM INVESTMENTS (Cost $453,502)		453,474

Total Investments — 102.5% (Cost $6,756,747)		8,699,041
Liabilities in Excess of Other Assets — (2.5)%		(210,459)

Net Assets — 100.0%		8,488,582

Percentages indicated are based on net assets.

(a)	The security or a portion of this security is on loan at March 31, 2022. The total value of securities on loan at March 31, 2022 is $189,915.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of March 31, 2022.
*	Non-income producing security.

JPMorgan Mid Cap Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

(Dollar values in thousands)

A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$8,699,041	$—	$—	$8,699,041

(a)	Please refer to the SOI for specifics of portfolio holdings.

B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds, which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

	For the period ended March 31, 2022
Security Description	Value at June 30, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at March 31, 2022	Shares at March 31, 2022	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 0.32% (a) (b)	$190,144	$1,795,535	$1,728,583	$(51)	$(4)	$257,041	256,989	$139	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 0.30% (a) (b)	238,992	1,223,000	1,290,000	(133)	(23)	171,836	171,974	137	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.26% (a) (b)	26,765	601,477	603,645	—	—	24,597	24,597	8	—

Total	$455,901	$3,620,012	$3,622,228	$(184)	$(27)	$453,474		$284	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of March 31, 2022.